Transactions with Related Parties (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due from related companies	$ 9,548	$ 6,887
Trade Receivables from related companies	11,509	18,963
Other Payables to related companies	1,344	1,190
Short-term borrowings from related companies	20,000	0
Sales of Marine Petroleum Products- related companies	3,996,642	4,155,502	$ 6,590,998
Voyage Revenues	26,870	28,780	30,410
Other Revenues	52,707	47,372	40,393
Cost of Marine Petroleum Products- related companies	3,670,542	3,853,450	6,286,453
Cost of voyage revenues	14,974	14,827	14,729
Selling and Distribution	202,266	205,078	220,830
General and Administrative	49,757	43,318	38,099
Interest and Finance Cost	36,499	37,608	33,898
Aegean Oil
Related Party Transaction [Line Items]
Due from related companies	8,212	4,524
Trade Receivables from related companies	7,941	14,309
Other Payables to related companies	31	10
Sales of Marine Petroleum Products- related companies	654
Voyage Revenues	5,889	2,732	0
Cost of Marine Petroleum Products- related companies	63,750	133,985	342,666
Cost of voyage revenues	180	180	1,362
Selling and Distribution	711	781	1,700
Aegean Shipping Management
Related Party Transaction [Line Items]
Due from related companies	28	1,190
Trade Receivables from related companies	2,487	3,542
Sales of Marine Petroleum Products- related companies	1,490	1,724	7,653
Other Revenues			41
Cost of Marine Petroleum Products- related companies	0	0	1,430
Gener8 Maritime
Related Party Transaction [Line Items]
Trade Receivables from related companies	0	798
Sales of Marine Petroleum Products- related companies	6,074	7,570	7,190
Cost of Marine Petroleum Products- related companies	0	233	1,542
General and Administrative	200
Unique Tankers
Related Party Transaction [Line Items]
Due from related companies	0	0
Sales of Marine Petroleum Products- related companies	0	1,247	9,858
Melco
Related Party Transaction [Line Items]
Due from related companies	0	0
Other Payables to related companies	25	22
Sales of Marine Petroleum Products- related companies			3,709
Other Revenues		150
Cost of Marine Petroleum Products- related companies	124	2,739	5,888
Aegean V
Related Party Transaction [Line Items]
Due from related companies	100	100
Voyage Revenues	0	0	1,809
Aegean VIII
Related Party Transaction [Line Items]
Due from related companies	11	581
Voyage Revenues	5,275	5,345	3,352
Grady Properties Corp. SA
Related Party Transaction [Line Items]
Short-term borrowings from related companies	20,000
Interest and Finance Cost	215
Other
Related Party Transaction [Line Items]
Due from related companies	1,197	492
Trade Receivables from related companies	1,081	314
Other Payables to related companies	1,288	1,158
Sales of Marine Petroleum Products- related companies	947	1,192	2,838
Voyage Revenues	103	98	107
Other Revenues	230
General and Administrative	886
Total
Related Party Transaction [Line Items]
Due from related companies	9,548	6,887
Trade Receivables from related companies	11,509	18,963
Other Payables to related companies	1,344	1,190
Short-term borrowings from related companies	20,000
Sales of Marine Petroleum Products- related companies	9,165	11,733	31,248
Voyage Revenues	11,267	8,175	5,268
Other Revenues	230	150	41
Cost of Marine Petroleum Products- related companies	63,874	136,957	351,526
Cost of voyage revenues	180	180	1,362
Selling and Distribution	711	$ 781	$ 1,700
General and Administrative	1,086
Interest and Finance Cost	$ 215